Segment reporting - Summary of the Company's Main Customers (Detail) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	$ 1,709,123	$ 181,732	$ 2,983,747	$ 323,033	$ 792,254	$ 48,160	$ 5,746
Trade receivables	2,877,970		2,877,970		$ 571,300	$ 32,446
Customer A [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	44	59	61	57
Trade receivables	47	58	47	58
Customer B [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	49	0	28	0
Trade receivables	$ 24	$ 0	$ 24	$ 0